Property, plant and equipment - Schedule of Property, Plant and Equipment (Details) - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	SFr 148.8	SFr 127.2
Additions	46.5	25.5
Disposals	(0.1)	(0.2)
Depreciation	(22.0)	(18.7)
Currency Translation	2.3	(6.6)
Property, plant and equipment at the end of period	175.5	127.2
Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	81.7	71.7
Additions	22.6	12.2
Disposals	(0.1)	(0.1)
Depreciation	(10.5)	(8.8)
Currency Translation	1.0	(4.4)
Property, plant and equipment at the end of period	94.8	70.6
Trade tools
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	2.3	4.3
Additions	0.0	0.2
Disposals	0.0	0.0
Depreciation	(0.6)	(1.1)
Currency Translation	0.0	(0.3)
Property, plant and equipment at the end of period	1.8	3.1
Production equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	25.7	11.8
Additions	13.8	2.9
Disposals	0.0	0.0
Depreciation	(6.5)	(4.5)
Currency Translation	0.6	0.0
Property, plant and equipment at the end of period	33.6	10.2
Furniture and fixtures
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	24.5	24.1
Additions	8.4	1.5
Disposals	0.0	(0.1)
Depreciation	(2.5)	(2.2)
Currency Translation	0.4	(1.4)
Property, plant and equipment at the end of period	30.7	21.9
Other
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	14.6	15.4
Additions	1.7	8.6
Disposals	0.0	0.0
Depreciation	(1.9)	(1.9)
Currency Translation	0.3	(0.5)
Property, plant and equipment at the end of period	14.6	21.5
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	251.6	201.2
Property, plant and equipment at the end of period	302.4	216.5
Cost | Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	124.0	97.3
Property, plant and equipment at the end of period	148.4	103.4
Cost | Trade tools
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	11.3	14.9
Property, plant and equipment at the end of period	11.5	14.1
Cost | Production equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	53.3	32.4
Property, plant and equipment at the end of period	68.4	35.4
Cost | Furniture and fixtures
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	35.7	31.5
Property, plant and equipment at the end of period	44.5	31.0
Cost | Other
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	27.3	25.0
Property, plant and equipment at the end of period	29.5	32.7
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(102.8)	(74.0)
Property, plant and equipment at the end of period	(126.8)	(89.3)
Accumulated depreciation | Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(42.3)	(25.7)
Property, plant and equipment at the end of period	(53.7)	(32.8)
Accumulated depreciation | Trade tools
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(9.0)	(10.6)
Property, plant and equipment at the end of period	(9.7)	(11.1)
Accumulated depreciation | Production equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(27.7)	(20.7)
Property, plant and equipment at the end of period	(34.8)	(25.2)
Accumulated depreciation | Furniture and fixtures
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(11.2)	(7.4)
Property, plant and equipment at the end of period	(13.8)	(9.1)
Accumulated depreciation | Other
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(12.7)	(9.6)
Property, plant and equipment at the end of period	SFr (14.9)	SFr (11.1)